2. BASIS OF PREPARATION AND PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Details 1)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Subsidiary 1
Disclosure of subsidiaries [line items]
Subsidiary name		Comercial Peumo Ltda.
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 2
Disclosure of subsidiaries [line items]
Subsidiary name		Bodegas y Viñedos Quinta de Maipo SpA
Direct ownership		54.3236%
Indirect ownership		45.6764%
Total ownership		100.00%	100.00%
Subsidiary 3
Disclosure of subsidiaries [line items]
Subsidiary name		Soc. Export.y Com. Viña Maipo SpA
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 4
Disclosure of subsidiaries [line items]
Subsidiary name		Transportes Viconto Ltda.
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 5
Disclosure of subsidiaries [line items]
Subsidiary name		Viña Cono Sur S.A.
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 6
Disclosure of subsidiaries [line items]
Subsidiary name		Trivento Bodegas y Viñedos S.A.
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 7
Disclosure of subsidiaries [line items]
Subsidiary name		Concha y Toro UK Limited
Direct ownership		99.00%
Indirect ownership		1.00%
Total ownership		100.00%	100.00%
Subsidiary 8
Disclosure of subsidiaries [line items]
Subsidiary name		Cono Sur Europe Limited
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 9
Disclosure of subsidiaries [line items]
Subsidiary name		Soc. Export. y Com. Viña Canepa S.A.
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 10
Disclosure of subsidiaries [line items]
Subsidiary name		Inversiones Concha y Toro SpA
Direct ownership		100.00%
Indirect ownership		0.00%
Total ownership		100.00%	100.00%
Subsidiary 11
Disclosure of subsidiaries [line items]
Subsidiary name		Inversiones VCT Internacional SpA
Direct ownership		35.99%
Indirect ownership		64.01%
Total ownership		100.00%	100.00%
Subsidiary 12
Disclosure of subsidiaries [line items]
Subsidiary name		Finca Lunlunta S.A.
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 13
Disclosure of subsidiaries [line items]
Subsidiary name		Viña Maycas del Limarí Limitada
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 14
Disclosure of subsidiaries [line items]
Subsidiary name		Finca Austral S.A.
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 15
Disclosure of subsidiaries [line items]
Subsidiary name		VCT Brasil Importación y Exportación Ltda.
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 16
Disclosure of subsidiaries [line items]
Subsidiary name		Concha y Toro Sweden AB
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 17
Disclosure of subsidiaries [line items]
Subsidiary name		Concha y Toro Finland OY
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 18
Disclosure of subsidiaries [line items]
Subsidiary name		Concha y Toro Norway AS
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 19
Disclosure of subsidiaries [line items]
Subsidiary name		Viñedos Los Robles SpA
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 20
Disclosure of subsidiaries [line items]
Subsidiary name		VCT Group Of Wineries Asia Pte. Ltd.
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 21
Disclosure of subsidiaries [line items]
Subsidiary name		VCT USA, Inc.
Direct ownership		100.00%
Indirect ownership		0.00%
Total ownership		100.00%	100.00%
Subsidiary 22
Disclosure of subsidiaries [line items]
Subsidiary name		Fetzer Vineyards, Inc.
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 23
Disclosure of subsidiaries [line items]
Subsidiary name		Eagle Peak Estates, LLC
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 24
Disclosure of subsidiaries [line items]
Subsidiary name		VCT Mexico, S. de R.L. de C.V.
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 25
Disclosure of subsidiaries [line items]
Subsidiary name		VCT & DG Mexico, S.A. de C.V.
Direct ownership		0.00%
Indirect ownership		51.00%
Total ownership		51.00%	51.00%
Subsidiary 26
Disclosure of subsidiaries [line items]
Subsidiary name		Concha y Toro Canadá Limited
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 27
Disclosure of subsidiaries [line items]
Subsidiary name		Viña Cono Sur Orgánico SpA.
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 28
Disclosure of subsidiaries [line items]
Subsidiary name		VCT África & Middle East Proprietary Ltd.
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 29
Disclosure of subsidiaries [line items]
Subsidiary name		Gan Lu Wine Trading (Shanghai) Co. Limited
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 30
Disclosure of subsidiaries [line items]
Subsidiary name		VCT Norway AS
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 31
Disclosure of subsidiaries [line items]
Subsidiary name		Cono Sur France S.A.R.L
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 32
Disclosure of subsidiaries [line items]
Subsidiary name		VCT Wine Retail Participacoes Ltda.
Direct ownership		0.00%
Indirect ownership		100.00%
Total ownership		100.00%	100.00%
Subsidiary 33
Disclosure of subsidiaries [line items]
Subsidiary name		Inmobiliaria El Llano SpA
Direct ownership		100.00%
Indirect ownership		0.00%
Total ownership		100.00%	0.00%
Subsidiary 34
Disclosure of subsidiaries [line items]
Subsidiary name	[1]	Southern Brewing Company S. A.
Direct ownership		77.00%
Indirect ownership		0.00%
Total ownership		100.00%	49.00%

[1]	See Note 11.1 Disclosures on Investments in Subsidiaries, letter iii.